Debt (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Debt Disclosure [Abstract]
Schedule of Debt
As of September 30, 2020 and December 31, 2019, the Company’s debt consisted of the following:

	September 30, 2020	December 31, 2019	Contractual Interest Rate (1)	Loan Maturity	Effective Interest Rate (2)
HealthSpring Mortgage Loan	$20,340	$20,723	4.18%	April 2023	4.62%
Midland Mortgage Loan	98,687	100,249	3.94%	April 2023	4.12%
Emporia Partners Mortgage Loan	1,749	2,104	5.88%	September 2023	5.97%
Samsonite Loan	20,418	21,154	6.08%	September 2023	5.10%
Highway 94 Loan	14,922	15,610	3.75%	August 2024	4.78%
Pepsi Bottling Ventures Loan	18,677	—	3.69%	October 2024	3.92%
AIG Loan II	126,970	126,970	4.15%	November 2025	4.93%
BOA Loan	375,000	375,000	3.77%	October 2027	3.91%
BOA/KeyBank Loan	250,000	250,000	4.32%	May 2028	4.14%
AIG Loan	104,352	105,762	4.96%	February 2029	5.08%

Total Mortgage Debt	1,031,115	1,017,572
Revolving Credit Facility (3)	401,500	211,500	LIBO Rate + 1.60%	June 2023	1.88%
2023 Term Loan	200,000	200,000	LIBO Rate + 1.55%	June 2023	1.80%
2024 Term Loan	400,000	400,000	LIBO Rate + 1.55%	April 2024	1.79%
2026 Term Loan	150,000	150,000	LIBO Rate + 1.85%	April 2026	2.06%

Total Debt	2,182,615	1,979,072

Unamortized Deferred Financing Costs and Discounts, net	(8,263)	(9,968)

Total Debt, net	$2,174,352	$1,969,104

(1)
Including the effect of the interest rate swap agreements with a total notional amount of $750.0 million, the weighted average interest rate as of September 30, 2020 was 3.56% for both the Company’s fixed-rate and variable-rate debt combined and 3.96% for the Company’s fixed-rate debt only.

(2)	Reflects the effective interest rate as of September 30, 2020 and includes the effect of amortization of discounts/premiums and deferred financing costs.
(3)
The LIBO rate as of September 1, 2020 (effective date) was 0.16%. The Revolving Credit Facility has an initial term of approximately two years, maturing on June 28, 2022, and may be extended for a one-year
period if certain conditions are met and upon payment of an extension fee. See discussion below.

As of December 31, 2019 and December 31, 2018, the Company’s debt consisted of the following:

	December 31,			Contractual Interest Rate (1)	Loan Maturity	Effective Interest Rate (2)
	2019	2018
HealthSpring Mortgage Loan	$20,723	$21,219		4.18%	April 2023	4.61%
Midland Mortgage Loan	100,249	102,262		3.94%	April 2023	4.10%
Emporia Partners Mortgage Loan	2,104	2,554		5.88%	September 2023	5.98%
Samsonite	21,154	22,085		6.08%	September 2023	5.14%
Highway 94 loan	15,610	16,497		3.75%	August 2024	4.73%
AIG Loan II	126,970	—		4.15%	November 2025	4.91%
BOA Loan	375,000	375,000		3.77%	October 2027	3.92%
BOA/KeyBank Loan	250,000	—		4.32%	May 2028	4.16%
AIG Loan	105,762	107,562		4.96%	February 2029	5.08%

Total Mortgage Debt	1,017,572	647,179
2023 Term Loan	200,000	—		LIBO Rate +1.40%	June 2023	3.28%
2024 Term Loan	400,000	—		LIBO Rate +1.40%	April 2024	3.27%
2026 Term Loan	150,000	—		LIBO Rate +1.75%	April 2026	3.59%
Revolving Credit Facility (4)	211,500	—		LIBO Rate +1.45%	June 2023 (4)	3.35%
Term Loan	—	715,000	(3)	—	—	—

Total Debt	1,979,072	1,362,179

Unamortized Deferred Financing Costs and Discounts, net	(9,968)	(8,648)

Total Debt, net	$1,969,104	$1,353,531

(1)
Including the effect of one interest rate swap agreement with a total notional amount of $425.0 million, the weighted average interest rate as of December 31, 2019 was 3.72% for both the Company’s fixed-rate and variable-rate debt combined and 3.89% for the Company’s fixed-rate debt only.

(2)	Reflects the effective interest rate as of December 31, 2019 and includes the effect of amortization of discounts/premiums and deferred financing costs.
(3)	Represents the Company’s Term Loan (defined below), which was fully repaid on May 1, 2019. See discussion below.
(4)
The LIBO rate as of December 31, 2019 was 1.69%. The Revolving Credit Facility has an initial term of approximately three years, maturing on June 28, 2022, and may be extended for a one-year
period if certain conditions are met and upon payment of an extension fee. See discussion below.

Summary of future principal repayments of all loans
The following summarizes the future principal repayments of all loans as of December 31, 2019 per the loan terms discussed above:

As of December 31, 2019
2020	$6,882
2021	9,390
2022	9,826
2023	337,019
2024	439,302
Thereafter	1,176,653

Total principal	1,979,072
Unamortized debt premium/(discount)	(1,099)
Unamortized deferred loan costs	(8,869)

Total	$1,969,104